Share-based Compensation - RSUs (Details) - RSUs	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ¥ / shares shares
Numbers of Shares
Beginning of the period (in shares)	8,237,640	8,237,640	8,051,639	8,051,639
Granted (in shares)	3,110,895	3,110,895	4,245,970	4,245,970
Vested (in shares)	(3,673,275)	(3,673,275)	(2,938,710)	(2,938,710)
Forfeited (in shares)	(245,236)	(245,236)	(1,121,259)	(1,121,259)
End of the period (in shares)	7,430,024	7,430,024	8,237,640	8,237,640
Weighted Average Grant Date Fair Value
Beginning of the period (per share) | (per share)	$ 0.66	¥ 4.59	$ 0.79	¥ 5.44
Granted (per share) | (per share)	1.17	7.63	0.51	3.55
Vested (per share) | (per share)	0.70	4.59	0.76	5.29
Forfeited (per share) | (per share)	0.55	3.58	0.70	4.87
End of the period (per share) | (per share)	$ 0.86	¥ 5.59	$ 0.66	¥ 4.59